BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business
Digital Media Solutions, Inc. (“DMS Inc.”) is a digital performance marketing company offering a diversified lead and software delivery platform that drives high value and high intent leads to its customers. As used in this Annual Report, the “Company” refers to DMS Inc. and its consolidated subsidiaries, (including its wholly-owned subsidiary, CEP V DMS US Blocker Company, a Delaware corporation (“Blocker”)). The Company is headquartered in Clearwater, Florida. The Company primarily operates and derives most of its revenues in the United States.
Leo Holdings Corp. (“Leo”), a special purpose acquisition company, was incorporated on November 29, 2017 as a Cayman Islands exempted company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses. On July 15, 2020, Leo consummated a transaction structured similar to a reverse recapitalization (the “Business Combination”) and domesticated as a corporation incorporated in the state of Delaware. At the closing of the Business Combination (the “Closing”), Leo acquired the equity in Blocker and a portion of the equity of Digital Media Solutions Holding, LLC (“DMSH”), Blocker became the sole managing member of DMSH, and Leo was renamed Digital Media Solutions, Inc.
As the Business Combination was structured as a reverse recapitalization, the historical operations of DMSH are deemed to be those of the Company. Thus, the financial statements included in this Annual Report reflect (i) the historical operating results of DMSH prior to the Business Combination; (ii) the combined results of the Company following the Business Combination; (iii) the assets and liabilities of Leo at historical cost; and (iv) the Company’s equity and earnings (loss) per share for all periods presented. Refer to Note 2. Business Combination for additional discussion related to the transaction.
The Company operates as a performance marketing engine for companies across numerous industries, including consumer finance (mortgage), education (split between non-profit and for-profit), automotive (aftermarket auto warranty, auto insurance), insurance (health, homeowners), home services (home security), brand performance (consumer products), gig, health and wellness, and career (job pursuit). Through its agency business, DMS provides access and control over the advertising spend of clients, and also offers marketing automation software as a service (SaaS) to clients.
The Company has organized its operations into three reportable segments. The Brand Direct reportable segment consists of services delivered against an advertiser’s brand, while the Marketplace reportable segment is made up of services delivered directly against the DMS brand. In the Other reportable segment, services offered by DMS include SaaS and digital media services that are managed on behalf of the customer (i.e., managed services).
Correction of Tax Receivable Agreement Liability as of Business Combination date
Through the completion of the 2020 tax return during the third quarter of 2021, we identified an error recorded upon the Business Combination that resulted in a decrease in the deferred tax asset of $2.1 million, a decrease in the Tax Receivable Agreement liability of $1.8 million and a decrease in Additional paid-in capital of $0.3 million, as compared to the amounts recorded in the consolidated balance sheet as of December 31, 2020. As the effect of the correction to these accounts was not material to the prior period financial statements, we elected to correct the balance in the current year, with the offset to Additional paid-in capital, which was consistent with the method to record the Deferred tax assets and Tax Receivable Agreement liability on the date of the Business Combination. There was no impact to continuing operations, net income, or related per-share amounts for each impacted period.
Basis of Presentation
These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and applicable rules and regulations of the SEC.
Principles of Consolidation
The Company consists of DMS Inc. and its wholly-owned subsidiary, Blocker. Pursuant to the Business Combination, DMS Inc. acquired, directly and through its acquisition of the equity of Blocker, approximately 58.4% of the membership interest in DMSH, while the Sellers (as defined in Note 2. Business Combination) retained approximately 41.6% of the membership interest in DMSH (“non-controlling interests”).
The Company consolidates the assets, liabilities and operating results of DMSH and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
The results of operations attributable to the non-controlling interests are included in the Company’s consolidated statements of operations, and the non-controlling interests are reported as a separate component of equity.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported as separate financial statement line items in the consolidated financial statements. Actual results could differ from those estimates. Management regularly makes estimates and assumptions that are inherent in the preparation of the consolidated financial statements including, but not limited to, the fair value of private placement warrants, the allowance for doubtful accounts, stock-based compensation, fair value of intangibles acquired in business combinations, loss contingencies, contingent consideration liabilities, asset impairments, and deferred taxes and amounts associated with the Tax Receivable Agreement.
Revenue recognition
The Company derives revenue primarily from fees earned through the delivery of qualified clicks, leads, inquiries, calls, applications, customers and, to a lesser extent, display advertisements, or impressions. The Company recognizes revenue when the Company transfers promised goods or services to clients in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company recognizes revenue pursuant to the five-step framework contained in ASC 606, Revenue from Contracts with Customers: (i) identify the contract with a client; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligations.
As part of determining whether a contract exists, probability of collection is assessed on a client-by-client basis at the outset of the contract. If it is determined from the outset of an arrangement that the client does not have the ability or intention to pay, the Company will conclude that a contract does not exist and will continuously reassess its evaluation until the Company is able to conclude that a contract does exist.
Generally, the Company’s contracts specify the period of time as one month, but in some instances the term may be longer. However, for most of the Company’s contracts with clients, either party can terminate the contract at any time without penalty. Consequently, enforceable rights and obligations only exist on a day-to-day basis, resulting in individual daily contracts during the specified term of the contract or until one party terminates the contract prior to the end of the specified term.
The Company has assessed the services promised in its contracts with clients and has identified one performance obligation, which is a series of distinct services. Depending on the client’s needs, these services consist of a specified number or an unlimited number of clicks, leads, calls, applications, customers, etc. (hereafter collectively referred to as “marketing results”) to be delivered over a period of time. The Company satisfies these performance obligations over time as the services are provided. The Company does not promise to provide any other significant goods or services to its clients.
Transaction price is measured based on the consideration that the Company expects to receive from a contract with a client. The Company’s contracts with clients contain variable consideration as the price for an individual marketing result varies on a day-to-day basis depending on the market-driven amount a client has committed to pay. However, because the Company ensures the stated period of its contracts does not generally span multiple reporting periods, the contractual amount within a period is based on the number of marketing results delivered within the period. Therefore, the transaction price for any given period is fixed and no estimation of variable consideration is required.
If a marketing result delivered to a client does not meet the contractual requirements associated with that marketing result, the Company’s contracts allow for clients to return a marketing result generally within 5-10 days of having received the marketing result. Such returns are factored into the amount billed to the client on a monthly basis and consequently result in a reduction to revenue in the same month the marketing result is delivered. No warranties are offered to the Company’s clients.
The Company does not allocate transaction price as the Company has only one performance obligation and its contracts do not generally span multiple periods. Taxes collected from clients and remitted to governmental authorities are not included in revenue. The Company elected to use the practical expedient which allows the Company to record sales commissions as expense as incurred when the amortization period would have been one year or less.
The Company bills clients monthly in arrears for the marketing results delivered during the preceding month. The Company’s standard payment terms are 30-60 days. Consequently, the Company does not have significant financing components in its arrangements.
Separately from the agreements the Company has with clients, the Company has agreements with Internet search companies, third-party publishers and strategic partners that we engage with to generate targeted marketing results for its clients. The Company receives a fee from its clients and separately pays a fee to the Internet search companies, third-party publishers and strategic partners. Other than certain of its managed services arrangements, the Company is the principal in the transaction. For the transactions where the Company is the principal, the fees paid by its clients are recognized as revenue and the fees paid to its Internet search companies, third-party publishers and strategic partners are included in cost of revenue.
Customer acquisition
The Company’s performance obligation for Customer acquisition contracts is to deliver an unspecified number of potential customers or leads (i.e., number of clicks, emails, calls and applications) to the customer in real-time, on a daily basis as the leads are generated, based on predefined qualifying characteristics specified by our customer. The contracts generally have a one-month term and the Company has an enforceable right to payment for all leads delivered to the customer. The Company’s customers simultaneously receive and consume the benefits provided, as the Company satisfies its performance obligations. The Company recognizes revenue as the performance obligations are satisfied over time.
When there is a delay between the period in which revenue is recognized and when a customer invoice is issued, revenue is recognized and the corresponding amounts are recorded as unbilled revenue (i.e., contract assets) within Accounts receivable, net on the consolidated balance sheets. In line with industry practice, the Company applies the constraint on variable consideration and records revenue based on internally tracked conversions (leads delivered), net of the amount tracked and subsequently confirmed by customers. A significant portion of the unbilled estimated revenue balance is finalized and invoiced to customers within sixty days following the period of service. Any remaining estimates are finalized and invoiced as billing totals are reconciled with the customer. Historical estimates related to unbilled revenue have not been materially different from actual revenue billed.
Managed services
The Company’s performance obligation for Managed service contracts is to provide continuous service of managing the customer’s media spend for the purpose of generating leads through a third-party supplier of leads, as requested by our customer. Each month of service is distinct, and any variable consideration is allocated to a distinct month. Therefore, revenue is recognized as the performance obligation is satisfied each month and there is no estimation of revenue required at each reporting period for managed services contracts.
The Company enters into agreements with internet search companies, third-party publishers and/or strategic partners to generate customer acquisition services for their Managed service customers. The Company receives a fee from its customers and separately pays a fee to the internet search companies, third-party publishers and/or strategic partners. The third-party supplier is primarily responsible for the performance and deliverable to the customer, and the Company solely arranges for the third-party supplier to provide services to the customer. Therefore, in certain cases, the Company acts as the agent and the net fees earned by the Company are recorded as revenue, with no associated costs of revenue attributable to the Company.
Software services
The Company’s performance obligation for Software services contracts is to provide the customer with continuous, daily access to the Company’s proprietary software. Service provided each month is distinct, and any variable consideration is allocated to a distinct month. Therefore, revenue is recognized as the performance obligations are satisfied each month and there is no estimation of revenue required at each reporting period for Software services contracts.
Cost of revenue
Cost of revenue primarily includes media and related costs, which consist of the cost to acquire traffic through the purchase of impressions, clicks or actions from publishers or third-party intermediaries, such as advertising exchanges, and technology costs that enable media acquisition. These media costs are used primarily to drive user traffic to the Company’s and its clients’ media properties. Cost of revenue additionally consists of indirect costs such as data verification, hosting and fulfillment costs. Cost of revenue is presented exclusive of depreciation and amortization expenses, as well as salaries and related costs.
Cash and cash equivalents
The Company considers highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of the purchase to be cash equivalents. The Company’s cash is primarily held as cash deposits with no cash restrictions at retail and commercial banks.
Accounts receivable, net
Accounts receivables are recorded net of the allowance for doubtful accounts. Management determines the allowance for doubtful accounts based on factors including past write-offs, delinquency trends and current credit conditions. Accounts are written off when management determines that collection is unlikely. As of December 31, 2021 and 2020, the allowance for doubtful accounts was $4.9 million and $3.1 million, respectively, and bad debt expense was $4.8 million and $3.0 million for the years ended December 31, 2021 and 2020, respectively.
Property and equipment, net
Property and equipment are recorded at cost, net of accumulated depreciation and amortization. Property and equipment consist of computer and office equipment, furniture and fixtures and leasehold improvements, which are depreciated on a straight-line basis over the estimated useful lives of the assets.
Costs for websites and internal-use software are capitalized as Property and Equipment, net on the Consolidated Balance Sheets during the preliminary project and application stages. Any initial research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance, general and administrative or overhead costs are expensed as incurred. Qualified costs incurred during the operating stage of our websites and software applications relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality, while costs that cannot be separated between maintenance of, and minor upgrades and enhancements to, websites and internal-use software are expensed as incurred.
Capitalized software development costs are amortized on a straight line basis over the estimated useful life or 3 years, whichever is shorter. Website and software development costs that do not qualify for capitalization are expensed as incurred - through salaries and related costs for employees time or through cost of goods sold for 3rd party maintenance efforts, which are recorded in Salaries and related costs or in General and administrative expenses, respectively, within the consolidated statements of operations. The capitalization and ongoing assessment of recoverability of development costs require considerable judgment by management with respect to certain external factors, including estimated economic life.
Management regularly assesses the carrying value of its long-lived assets to be held and used, including property and equipment and intangible assets, for impairment when events or changes in circumstances indicate that their carrying value may not be recoverable. If such events or circumstances are present, a loss is recognized to the extent the carrying value of the asset is in excess of estimated fair value.
Goodwill and other intangible assets
We account for our business combinations using the acquisition accounting method, which requires us to determine the fair value of net assets acquired and the related goodwill and other intangible assets. Determining the fair value of assets acquired and liabilities assumed requires management's judgment and involves the use of significant estimates, including projections of future cashflows, discount rates, asset lives and market multiples.
We review goodwill as of December 31st each year and whenever events or significant changes in circumstances indicate that the carrying value may not be recoverable. We evaluate the recoverability of goodwill at a reporting unit level. We have 3 reporting units that were subject to the 2021 annual impairment testing. Our annual impairment review as of December 31, 2021 did not result in an impairment charge for any of our reporting units.
The fair value of each reporting unit for 2021 was estimated using a combination of the income approach, which incorporates the use of the discounted cash flow method, and the market approach, which incorporates the use of earnings and revenue multiples based on market data.
We review intangible assets with definite lives subject to amortization whenever events or circumstances indicate that a carrying amount of an asset may not be recoverable. Recoverability of these assets is determined by comparing the carrying value of these assets to the estimated undiscounted future cash flows expected to be generated by these asset groups. These asset groups are impaired when their carrying value exceeds their fair value. Impaired intangible assets with definite lives subject to amortization are written down to their fair value with a charge to expense in the period the impairment is identified. Intangible assets with definite lives are amortized on a straight-line basis with estimated useful lives generally between 1 and 9 years. Events or circumstances that might require impairment testing include the loss of a significant client, the identification of other impaired assets within a reporting unit, loss of key personnel, the disposition of a significant portion of a reporting unit, significant decline in stock price or a significant adverse change in business climate or regulations.
Determining fair value requires the use of estimates and assumptions. Such estimates and assumptions include revenue growth rates, operating profit margins, royalty rates, weighted average costs of capital, terminal growth rates, future market share, the impact of new product development, and future market conditions, among others. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds the reporting unit’s fair value.
Intangible assets with definite lives are amortized based on the estimated consumption of the economic benefit over their estimated useful lives.
For additional information on goodwill, see Note 6. Goodwill and Intangible Assets.
Contingencies
The Company is subject to legal, regulatory and other proceedings and claims that arise in the ordinary course of business. An estimated liability is recorded for those proceedings and claims when the loss from such proceedings and claims becomes probable and reasonably estimable. Outstanding claims are reviewed with internal and external counsel to assess the probability and the estimates of loss, including the possible range of an estimated loss. The risk of loss is reassessed each period and as new information becomes available, liabilities are adjusted as appropriate. The actual cost of resolving a claim may be substantially different from the amount of the liability recorded. Differences between the estimated and actual amounts determined upon ultimate resolution, individually or in the aggregate, are not expected to have a material adverse effect on the consolidated financial position but could possibly be material to the consolidated results of operations or cash flows for any one period.
Acquisitions
Under the acquisition method of accounting, the Company recognizes, separately from goodwill, the identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities are recorded as goodwill.
The Company performs valuations of assets acquired and liabilities assumed and allocates the purchase price to its respective assets and liabilities. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates, including the selection of valuation methodologies, estimates of future revenue, costs and cash flows, discount rates, and selection of comparable companies. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable. As a result, actual results may differ from these estimates. During the measurement period, the Company may record adjustments to acquired assets and assumed liabilities, with corresponding offsets to goodwill. Upon the conclusion of a measurement period, any subsequent adjustments are recorded to earnings.
At the acquisition date, the Company measures the fair values of all assets acquired and liabilities assumed that arise from contractual contingencies. The Company also measures the fair values of all non-contractual contingencies if, as of the acquisitions date, it is more likely than not that the contingencies will give rise to assets or liabilities.
Acquisition related costs not considered part of the considerations are expensed as incurred and recorded in Acquisition costs within the consolidated statement of operations.
Contingent consideration
The Company recognizes the fair value of any contingent consideration that is transferred to the seller in a business combination on the date at which control of the acquiree is obtained. Contingent consideration is classified as a liability or as equity on the basis of the definitions of an equity instrument and a financial liability. Since the Company’s contingent consideration can be paid in cash or DMS Class A Common Stock, at the election of the Company, the Company classifies its contingent consideration as a liability. Contingent consideration payments related to acquisitions are measured at fair value at each reporting period using Level 3 unobservable inputs. The Company’s estimates of fair value are based upon projected cash flows, estimated volatility and other inputs which are uncertain and involve significant judgments by management. Any changes in the fair value of these contingent consideration payments are included in income from operations in the consolidated statements of operations.
Fair value measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In most cases, the exit price and transaction (or entry) price will be the same at initial recognition. In the Company’s case, the fair value of financial instruments approximates fair value.
The fair value hierarchy uses a framework which requires categorizing assets and liabilities into one of three levels based on the inputs used in valuing the asset or liability.
•	Level 1 inputs are unadjusted, quoted market prices in active markets for identical assets or liabilities.
•
Level 2 inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

•	Level 3 inputs include unobservable inputs that are supported by little, infrequent or no market activity and reflect management’s own assumptions about inputs used in pricing the asset or liability.
Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
Private Placement Warrants Liabilities
The Company Private Placement Warrants are not redeemable by the Company so long as they are held by Sponsor or its permitted transferees. Sponsor, or its permitted transferees, has the option to exercise the Company Private Placement Warrants on a cashless basis. Except for the forgoing, the Company Private Placement Warrants have terms and provisions that are identical to those of the Company Public Warrants. If the Company Private Placement Warrants are held by holders other than Sponsor or its permitted transferees, the Company Private Placement Warrants will be redeemable by Company and exercisable by the holders on the same basis as the Company Public Warrants. See Note 11. Equity for description of the Public Warrants’ terms.
Because the Company’s Private Placement Warrants contain provisions whereby the settlement amount varies depending upon the characteristics of the warrant holder, they meet the definition of a derivative under ASC 815, Derivatives and Hedging. The Private Placement Warrants are recorded as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of earnings (loss) at each reporting date. The Company estimates the Private Placement Warrants fair value using a Black-Scholes-Merton option pricing model using a combination of the historical share price volatility of the Company’s and other similar companies’ share prices and the implied volatility of the public warrants, market price and exercise price and the remaining life of the Private Placement Warrants.
Advertising costs
All advertising, promotional and marketing costs are expensed when incurred. Advertising, promotional and marketing costs for the years ended December 31, 2021 and 2020 were $11.3 million and $1.2 million, respectively, and were included in General and administrative expenses within the consolidated statements of operations.
Stock-based compensation
Stock-based compensation is measured using the grant-date fair value of the award of equity instruments, including stock options and restricted stock units (“RSUs”). The expense is recognized over the requisite service period and forfeitures are recognized as incurred.
The fair value of options granted to employees is estimated on the grant date using the Black-Scholes-Merton option valuation model. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation, including the expected term (weighted-average period of time that the options granted are expected to be outstanding), the expected volatility in the fair market value of the Company’s common stock, a risk-free interest rate and expected dividends. The Company uses the simplified calculation of expected life as the contractual term for options of 10 years is longer than the Company has been publicly traded. The Company does not have enough historical perspective to estimate the volatility of its publicly traded shares in regards to the valuation of its stock options awarded to employees. The Company’s common stock began trading on April 20, 2018; no cash dividends have been declared since that time, and we do not anticipate paying cash dividends in the foreseeable future. Expected volatility is based on an average of the historical volatilities of the common stock of several entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The Company uses the straight-line method for expense attribution.
During the year ended December 31, 2020, the Company began granting RSUs to its employees and directors. RSUs have a service-based vesting conditions, which must be satisfied in order for RSUs to vest. The service-based vesting condition for these awards is typically satisfied over three to four years, depending on the award, with a cliff vesting period on the anniversary of the award. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period.
Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that the deferred tax assets will be realized. A valuation allowance will be recorded to reduce deferred tax assets to an amount that is anticipated to be realized on a more likely than not basis. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the year of the enacted rate change.
The Company accounts for uncertainty in income taxes using a recognition and measurement threshold for tax positions taken or expected to be taken in a tax return, which are subject to examination by federal and state taxing authorities. The tax benefit from an uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination by taxing authorities based on technical merits of the position. The amount of the tax benefit recognized is the largest amount of the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The effective tax rate and the tax basis of assets and liabilities reflect management’s estimates of the ultimate outcome of various tax uncertainties. The Company recognizes penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes line in the accompanying consolidated statements of operations.
DMSH, the Company’s accounting predecessor, is a limited liability company treated as a partnership for U.S. federal income tax purposes and is not subject to entity-level U.S. federal income tax, except with respect to UE, which was acquired in November 2019. Because UE is treated as a corporation for U.S. federal income tax purposes, it is subject to entity-level U.S. federal income tax. As a result of the Business Combination, Blocker’s allocable share of earnings from DMSH is also subject to U.S. federal and state and local income taxes.
Tax Receivable Agreement
In conjunction with the Business Combination, DMS Inc. and Blocker also entered into the Tax Receivable Agreement with the Sellers. Pursuant to the Tax Receivable Agreement, DMS Inc. is required to pay the Sellers (i) 85% of the amount of savings, if any, in U.S. federal, state and local income tax that DMS Inc. and Blocker actually realize as a result of (A) certain existing tax attributes of Blocker acquired in the Business Combination, and (B) increases in Blocker’s allocable share of the tax basis of the assets of DMS and certain other tax benefits related to the payment of the cash consideration pursuant to the Business Combination Agreement and any redemptions or exchanges of DMS Units for cash or Class A Common Stock after the Business Combination and (ii) 100% of certain refunds of pre-Closing taxes of DMSH and Blocker received during a taxable year beginning within two (2) years after the Closing. All such payments to the Sellers are the obligation of DMS Inc., and not that of DMSH. As a result of the Business Combination, the Company recorded an initial deferred tax asset and income tax receivable of $20.1 million and $199 thousand, respectively, with the offset as a long-term Tax Receivable Agreement liability of $16.3 million and Additional Paid-in Capital of $4.0 million in the consolidated balance sheet.
Valuation Allowances for Deferred Tax Assets
We establish an income tax valuation allowance when available evidence indicates that it is more likely than not that all or a portion of a deferred tax asset will not be realized. In assessing the need for a valuation allowance, we consider the amounts and timing of expected future deductions or carryforwards and sources of taxable income that may enable utilization. We maintain an existing valuation allowance until enough positive evidence exists to support its reversal. Changes in the amount or timing of expected future deductions or taxable income may have a material impact on the level of income tax valuation allowances. Our assessment of the realizability of the deferred tax assets requires judgment about its future results. Inherent in this estimation is the requirement for us to estimate future book and taxable income and possible tax planning strategies. These estimates require us to exercise judgment about our future results, the prudence and feasibility of possible tax planning strategies, and the economic environment in which the Company does business. It is possible that the actual results will differ from the assumptions and require adjustments to the allowance. Adjustments to the allowance would affect future net income. (See Note 14. Income taxes).
Earnings per share
Basic earnings per share of Class A Common Stock is computed by dividing net income attributable to DMS Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per share of Class A Common Stock is computed by dividing net income attributable to DMS
Inc., adjusted for the assumed exchange of all potentially dilutive securities, including the Private Placement Warrants’ fair value adjustments recognized in earnings, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive securities, to the extent their inclusion is dilutive to earnings per share.
New Accounting Standards
Accounting Standards Recently Adopted
In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This new guidance was effective for the Company beginning on January 1, 2021, and did not have a material impact on the Company’s condensed consolidated financial statements.
Accounting Standards Not Yet Adopted
The Company qualifies as an “emerging growth company” and has elected to adhere to the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows the Company to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.
In February 2016, the FASB issued authoritative guidance ASC 842, Lease Accounting, regarding the accounting for leases, and has since issued subsequent updates to the initial guidance. The amended guidance requires the recognition of assets and liabilities for operating leases. The standard was initially effective for annual and interim reporting periods beginning after December 15, 2019. However, in November 2019, the FASB issued amended guidance, which defers for Emerging Growth Companies (“EGC”) the effective date for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The standard must be adopted using a modified retrospective transition. We plan to elect the package of practical expedients permitted under the transition guidance of the new standards, which allows us to not reassess whether any expired or existing contracts contain leases, allows us to carry forward the historical lease classification, and permits us to exclude from our assessment initial direct costs for any existing leases. We will also make an accounting policy election to exclude leases with an initial term of twelve months or less from our transition adjustment. We are currently evaluating the impact on our consolidated balance sheets, recognizing assets and related lease liabilities, which may or may not have a material impact on the Company’s Consolidated Financial Statements.
In June 2016, the FASB issued authoritative guidance on accounting for credit losses on financial instruments, including trade receivables, and has since issued subsequent updates to the initial guidance. The amended guidance requires the application of a current expected credit loss model, which measures credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts. The guidance requires adoption using a modified retrospective approach and is effective for EGC fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. We are currently evaluating the impact on our consolidated financial statements.